DEAN WITTER BALANCED INCOME FUND      Two World Trade Center, New York, New York
                                      10048

LETTER TO THE SHAREHOLDERS July 31, 1997

DEAR SHAREHOLDER:

The economy started 1997 off nicely with employment expanding, income climbing and consumer confidence rising. Concern over inflation, however, was heightened when the Federal Reserve Board chairman hinted that a preemptive move against rising pressure on prices might be necessary. This concern permeated the bond markets during January and February, resulting in lackluster performance.

As anticipated, the central bank voted to raise the federal-funds rate by 25 basis points at its March 25, 1997 meeting. Although this move initially sent stocks and bonds lower, many economists applauded the Fed's action, which was viewed as a strike against any increase in inflation before it could occur, thus prolonging the current economic expansion. By the end of March, the 30-year U.S. Treasury bond rose above the important 7 percent level for the first time since September 1996.

While it first appeared as if the Federal Reserve was poised for a number of further rate increases, a slight cooling of economic data and subdued inflation during the second quarter, as well as progress toward a balanced budget agreement, have argued against a quick succession of tightening moves. As a result, interest rates actually declined during the second quarter of 1997.

Although the current inflation environment remains favorable, members of the Federal Open Market Committee have voiced concerns regarding the continuing strength in employment and the probable rise of inflationary pressures in the near future.

PERFORMANCE AND PORTFOLIO

As of July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. Fund shares held prior to July 28 (other than shares which were acquired in exchange for shares of Dean Witter Funds offered with a front-end sales charge or a contingent deferred sales charge (CDSC) and shares acquired through the reinvestment of dividends and distributions) have been designated Class C shares. Shares held prior to July 28, 1997, which were acquired in exchange for shares of a Dean Witter Fund sold with a front-end sales charge, including shares acquired through the

DEAN WITTER BALANCED INCOME FUND
reinvestment of dividends and distributions, have been designated Class A shares, and shares held prior to July 28, 1997, which were acquired in exchange for shares of Dean Witter Funds sold with a CDSC, including shares acquired through the reinvestment of dividends and distributions, have been designated Class B shares. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

For the six-month period ended July 31, 1997, the Fund's Class C shares produced a total return of 10.98 percent compared to 22.50 percent for the Standard & Poor's 500 Composite Stock Price Index (S&P 500), 5.76 percent for the Lehman Brothers Government/Corporate Bond Index and 11.99 percent for the Lipper Income Funds Index. During the period under review, the Fund's net assets grew from $48 million to $59 million.

The Fund's asset mix during the period was 35 percent equities and 65 percent fixed income. In the equity portion of the portfolio, one position was initiated -- Unicom Corp -- and one -- Pacific Gas & Electric -- eliminated.

The fixed-income portion of the Fund was invested as follows: 71 percent mortgage-backed securities, 14 percent U.S. Treasuries, 12 percent U.S. agency obligations and 3 percent money market instruments. During the period under review, as cash flows permitted, we purchased current coupon mortgages at attractive prices, enhancing the Fund's prospects for higher total returns. During this time, mortgage-backed securities continued to outperform comparable-maturity Treasuries.

LOOKING AHEAD

We believe that the current environment of low inflation combined with strong corporate profits should continue for the foreseeable future and will provide a favorable environment for the Fund. We appreciate your ongoing support of Dean Witter Balanced Income Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER BALANCED INCOME FUND

RESULTS OF SPECIAL MEETING (unaudited)

                             *         *         *

On May 21, 1997, a special meeting of shareholders of Dean Witter Balanced Income Fund was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

             For.......................................................................   2,288,741
             Against...................................................................      52,612
             Abstain...................................................................     443,203

(2) ELECTION OF TRUSTEES:

Michael Bozic
For.....................   2,511,909
Withheld................     272,647

Charles A. Fiumefreddo
For.....................   2,507,408
Withheld................     277,148

Edwin J. Garn
For.....................   2,511,761
Withheld................     272,795

John R. Haire
For.....................   2,506,609
Withheld................     277,947

Wayne E. Hedien
For.....................   2,511,909
Withheld................     272,647

Dr. Manuel H. Johnson
For.....................   2,511,909
Withheld................     272,647

Michael E. Nugent
For.....................   2,511,909
Withheld................     272,647

Philip J. Purcell
For.....................   2,511,909
Withheld................     272,647

John L. Schroeder
For.....................   2,511,909
Withheld................     272,647

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

             For.......................................................................   2,176,941
             Against...................................................................      83,772
             Abstain...................................................................     523,843

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

             For.......................................................................   2,307,284
             Against...................................................................      16,955
             Abstain...................................................................     460,317

DEAN WITTER BALANCED INCOME FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited)

NUMBER OF
 SHARES                                            VALUE
-----------------------------------------------------------
              COMMON STOCKS (35.1%)
              Aerospace & Defense (1.4%)
  14,800      Raytheon Co...................    $   826,950
                                                -----------

              Aluminum (1.4%)
   9,600      Aluminum Co. of America.......        849,600
                                                -----------

              Automotive (2.8%)
  19,600      Ford Motor Co.................        801,150
  13,900      General Motors Corp...........        860,062
                                                -----------
                                                  1,661,212
                                                -----------
              Banking (2.8%)
  15,100      Banc One Corp.................        847,487
  11,200      BankAmerica Corp..............        845,600
                                                -----------
                                                  1,693,087
                                                -----------
              Beverages - Soft Drinks (1.5%)
  22,500      PepsiCo Inc...................        862,031
                                                -----------

              Chemicals (1.4%)
  12,500      Du Pont (E.I.) de Nemours &
               Co., Inc.....................        836,719
                                                -----------

              Computer Equipment (1.4%)
   7,900      International Business
               Machines Corp................        835,425
                                                -----------
              Conglomerates (1.4%)
  17,600      Tenneco, Inc..................        820,600
                                                -----------

              Drugs & Healthcare (1.3%)
   9,900      Bristol-Myers Squibb Co.......        776,531
                                                -----------

              Electric - Major (1.3%)
  11,300      General Electric Co...........        793,119
                                                -----------

              Foods (1.4%)
  12,000      ConAgra, Inc..................        843,750
                                                -----------

              Machinery - Agricultural (1.4%)
  14,700      Deere & Co....................        836,063
                                                -----------

              Natural Gas (1.4%)
  22,000      Enron Corp....................        834,625
                                                -----------

              Oil - Domestic (1.5%)
  11,800      Atlantic Richfield Co.........        882,788
                                                -----------

              Paper & Forest Products (1.4%)
  13,700      Weyerhaeuser Co...............        852,825
                                                -----------

              Railroads (1.5%)
  14,000      CSX Corp......................        864,500
                                                -----------

NUMBER OF
 SHARES                                            VALUE
-----------------------------------------------------------

              Retail (1.4%)
  13,200      Dayton-Hudson Corp............    $   853,050
                                                -----------

              Retail - Department Stores
               (1.4%)
  14,800      May Department Stores Co......        826,950
                                                -----------

              Steel (1.4%)
  23,000      Timken Co.....................        809,313
                                                -----------

              Telecommunications (1.4%)
  17,200      Sprint Corporation............        851,400
                                                -----------

              Tobacco (1.3%)
  14,100      Fortune Brands, Inc...........        499,669
  14,100      Gallaher Group PLC (ADR)
               (United Kingdom)*............        252,919
                                                -----------
                                                    752,588
                                                -----------
              Utilities - Electric (2.9%)
  24,000      General Public Utilities
               Corp.........................        832,500
  38,500      Unicom Corp...................        873,468
                                                -----------
                                                  1,705,968
                                                -----------

              TOTAL COMMON STOCKS
               (Identified Cost
               $15,221,261).................     20,869,094
                                                -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
              U.S. GOVERNMENT & AGENCY
               OBLIGATIONS (63.4%)
  $2,000      Federal Home Loan Banks
               0.00% due 07/02/12...........        638,820

              Federal National Mortgage
               Assoc.
     933       6.00% due 02/01/11...........        913,728
   1,764       6.50% due
               03/01/11 - 05/01/11..........      1,754,840
   5,797       7.00% due
               07/01/11 - 12/01/26..........      5,821,220
   1,000       7.00%**......................        998,125
   6,402       7.50% due
               08/01/23 - 05/01/27..........      6,506,132
   1,729       8.00% due
               05/01/24 - 07/01/26..........      1,782,078

              Government National Mortgage
               Assoc. I
   1,813       7.00% due
               09/15/23 - 08/15/25..........      1,815,006
   3,897       7.50% due
               08/15/25 - 10/15/26..........      3,965,414
   1,863       8.00% due
               06/15/26 - 07/15/26..........      1,923,327

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED INCOME FUND

PORTFOLIO OF INVESTMENTS July 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                          VALUE
-----------------------------------------------------------
              Government National Mortgage
               Assoc. II
 $ 1,947       7.00% due 02/20/26...........    $ 1,942,447
   1,000       7.00%**......................        997,500

              Resolution Funding Corp.
               (Coupon Strips)
   5,500       0.00% due
               04/15/04 - 01/15/08..........      3,235,885

              U.S. Treasury Strips
   1,000       0.00% due 11/15/97...........        984,440
   2,500       0.00% due 11/15/04...........      1,616,950
   1,000       0.00% due 02/15/07...........        559,010

              U.S. Treasury Notes
   1,500       5.875% due 06/30/00..........      1,503,975
     500       6.875% due 03/31/00..........        513,425
     200       7.125% due 02/29/00..........        206,420
                                                -----------

              TOTAL U.S. GOVERNMENT & AGENCY
               OBLIGATIONS
               (Identified Cost
               $37,190,932).................     37,678,742
                                                -----------

              SHORT-TERM INVESTMENTS (3.8%)
              U.S. GOVERNMENT AGENCY (a) (1.7%)
   1,000      Federal Home Loan Mortgage
               Corp. 5.38% due 08/07/97
               (Amortized Cost $999,103)....        999,103
                                                -----------
              REPURCHASE AGREEMENT (2.1%)
   1,250      The Bank of New York 5.75% due
               08/01/97 (dated 07/31/97;
               proceeds $1,250,017) (b)
               (Identified Cost
               $1,249,817)..................      1,249,817
                                                -----------

              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $2,248,920)...     2,248,920
                                                -----------

                                                   VALUE
-----------------------------------------------------------

TOTAL INVESTMENTS
(Identified Cost $54,661,113) (c)...   102.3%   $60,796,756


LIABILITIES)IN EXCESS OF
OTHER ASSETS........................    (2.3)    (1,342,110)
                                       -----    -----------


NET ASSETS..........................   100.0%   $59,454,646
                                       =====    ===========

---------------------

ADR    American Depository Receipt.
 *     Non-income producing security.
 **    Security was purchased on a forward commitment
       basis with an approximate principal amount and no
       definite maturity date; the actual principal
       amount and maturity date will be determined upon
       settlement.
(a)    Security was purchased on a discount basis. The
       interest rate shown has been adjusted to reflect
       a money market equivalent yield.
(b)    Collateralized by $500,000 Federal Farm Credit
       Bank Note 7.51% due 02/13/98 valued at $522,865,
       $455,425 Federal National Mortgage Assoc. Medium
       Term Note 7.00% due 05/29/01 valued at $464,993
       and $271,605 U.S. Treasury Note 6.625% due
       05/15/07 valued at $286,956.
(c)    The aggregate cost for federal income tax
       purposes approximates identified cost. The
       aggregate gross unrealized appreciation is
       $6,201,453 and the aggregate gross unrealized
       depreciation is $65,810, resulting in net
       unrealized appreciation of $6,135,643.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $54,661,113)............    $60,796,756
Receivable for:
   Investments sold.......................        294,287
   Shares of beneficial interest sold.....        233,186
   Interest...............................        189,694
   Dividends..............................         48,688
Deferred organizational expenses..........         90,321
Prepaid expenses and other assets.........         50,166
                                              -----------
   TOTAL ASSETS...........................     61,703,098
                                              -----------
LIABILITIES:
Payable for:
   Investments purchased..................      2,037,210
   Shares of beneficial interest
    repurchased...........................         98,431
   Plan of distribution fee...............         49,146
   Investment management fee..............         29,500
Accrued expenses and other payables.......         34,165
                                              -----------
   TOTAL LIABILITIES......................      2,248,452
                                              -----------
   NET ASSETS.............................    $59,454,646
                                              ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................    $52,122,164
Net unrealized appreciation...............      6,135,643
Accumulated undistributed net investment
 income...................................        284,198
Accumulated undistributed net realized
 gain.....................................        912,641
                                              -----------
   NET ASSETS.............................    $59,454,646
                                              ===========
CLASS A SHARES:
Net Assets................................       $471,300
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................         37,535
   NET ASSET VALUE PER SHARE..............         $12.56
                                                   ======
   MAXIMUM OFFERING PRICE PER SHARE
    (net asset value plus 5.54% of net
    asset value)..........................         $13.26
                                                   ======
CLASS B SHARES:
Net Assets................................    $29,874,370
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................      2,379,356
   NET ASSET VALUE PER SHARE..............         $12.56
                                                   ======
CLASS C SHARES:
Net Assets................................    $29,098,852
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................      2,317,835
   NET ASSET VALUE PER SHARE..............         $12.55
                                                   ======
CLASS D SHARES:
Net Assets................................        $10,124
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................            806
   NET ASSET VALUE PER SHARE..............         $12.56
                                                   ======
STATEMENT OF OPERATIONS
For the six months ended July 31, 1997*
(unaudited)
NET INVESTMENT INCOME:
INCOME
Interest..................................    $ 1,172,583
Dividends.................................        245,838
                                              -----------
   TOTAL INCOME...........................      1,418,421
                                              -----------
EXPENSES
Plan of distribution fee (Class B
 Shares)..................................          1,637
Plan of distribution fee (Class C
 Shares)..................................        251,086
Investment management fee.................        154,814
Professional fees.........................         27,385
Registration fees.........................         20,845
Shareholder reports and notices...........         18,057
Transfer agent fees and expenses..........         17,160
Organizational expenses...................         16,868
Trustees' fees and expenses...............          6,708
Other.....................................          9,322
                                              -----------
   TOTAL EXPENSES.........................        523,882
                                              -----------
   NET INVESTMENT INCOME..................        894,539
                                              -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................        924,767
Net change in unrealized appreciation.....      3,763,076
                                              -----------
   NET GAIN...............................      4,687,843
                                              -----------
NET INCREASE..............................    $ 5,582,382
                                              ===========

---------------
* Class A, Class B and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX
                                                          MONTHS ENDED       FOR THE YEAR
                                                            JULY 31,            ENDED
                                                             1997*         JANUARY 31, 1997
-------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.................................    $   894,539        $  1,405,395
Net realized gain.....................................        924,767           1,379,439
Net change in unrealized appreciation.................      3,763,076             524,495
                                                          -----------        ------------

    NET INCREASE......................................      5,582,382           3,309,329
                                                          -----------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
    Class C shares....................................       (793,301)         (1,398,284)

Net realized gain
    Class C shares....................................       (421,615)         (1,001,490)
                                                          -----------        ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS.................     (1,214,916)         (2,399,774)
                                                          -----------        ------------

Net increase from transactions in shares of beneficial
 interest.............................................      6,803,239          16,122,042
                                                          -----------        ------------

    NET INCREASE......................................     11,170,705          17,031,597

NET ASSETS:
Beginning of period...................................     48,283,941          31,252,344
                                                          -----------        ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $284,198 and $182,960, respectively)..............    $59,454,646        $ 48,283,941
                                                          ===========        ============

---------------
* Class A, Class B and Class D shares were issued July 28, 1997.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Balanced Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income and moderate capital growth. The Fund seeks to achieve its objective by investing in investment grade fixed income securities and, to a lesser extent, common stock of companies which have a record of paying dividends and have the potential for increasing dividends and securities convertible into common stock. The Fund was organized as a Massachusetts business trust on November 23, 1994 and commenced operations on March 28, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares which were acquired in exchange for shares of Funds for which Dean Witter InterCapital Inc. serves as Investment Manager ("Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated as Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid

DEAN WITTER BALANCED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date the income is earned or expenses and realized and unrealized gains and losses are incurred. Distribution fees are charged directly to the respective class.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

DEAN WITTER BALANCED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $170,000 of which approximately $136,000 have been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the

DEAN WITTER BALANCED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended July 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.98%, respectively.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1997 aggregated $10,210,865 and $4,143,109, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $6,561,971 and $701,440, respectively.

DEAN WITTER BALANCED INCOME FUND

NOTES TO FINANCIAL STATEMENTS July 31, 1997 (unaudited) continued

For the six months ended July 31, 1997, the Fund incurred brokerage commissions of $3,873 with DWR for portfolio transactions executed on behalf of the Fund. At July 31, 1997, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $52,745 and $155,841, respectively.

5. SHARES OF BENEFICIAL INTEREST+

Transactions in shares of beneficial interest were as follows:


                                                                          FOR THE SIX
                                                                          MONTHS ENDED                      FOR THE YEAR
                                                                         JULY 31, 1997                          ENDED
                                                                   --------------------------             JANUARY 31, 1997
                                                                          (unaudited)                ---------------------------
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                   ---------     ------------        ----------     ------------
CLASS A SHARES*
Sold...........................................................          806     $     10,014                --               --
                                                                   ---------     ------------        ----------     ------------
CLASS B SHARES*
Sold...........................................................        9,171          114,906                --               --
Redeemed.......................................................      (39,759)        (495,865)               --               --
                                                                   ---------     ------------        ----------     ------------
Net decrease -- Class B........................................      (30,588)        (380,959)               --               --
                                                                   ---------     ------------        ----------     ------------
CLASS C SHARES
Sold...........................................................    1,417,253       16,864,880         3,385,851     $ 38,558,587
Reinvestment of dividends and distributions....................       82,138          975,187           172,485        1,958,907
Redeemed.......................................................     (907,172)     (10,675,897)       (2,142,627)     (24,395,452)
                                                                   ---------     ------------        ----------     ------------
Net increase -- Class C........................................      592,219        7,164,170         1,415,709       16,122,042
                                                                   ---------     ------------        ----------     ------------
CLASS D SHARES*
Sold...........................................................          806           10,014                --               --
                                                                   ---------     ------------        ----------     ------------
Net increase in Fund...........................................      563,243     $  6,803,239         1,415,709     $ 16,122,042
                                                                   =========     ============        ==========     ============

---------------------
+ On July 28, 1997, 36,729 shares representing $456,174 were transferred to
  Class A and 2,409,944 shares representing $29,931,505 were transferred to Class B.
* For the period July 28, 1997 (issued date) through July 31, 1997.

DEAN WITTER BALANCED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                        FOR THE SIX                              FOR THE PERIOD
                                                                        MONTHS ENDED       FOR THE YEAR         MARCH 28, 1995*
                                                                          JULY 31,             ENDED                THROUGH
                                                                           1997**        JANUARY 31, 1997       JANUARY 31, 1996
--------------------------------------------------------------------------------------------------------------------------------
                                                                        (unaudited)
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................................       $ 11.57            $ 11.34                $ 10.00
                                                                           -------            -------                -------
Net investment income...............................................          0.22               0.36                   0.38
Net realized and unrealized gain....................................          1.03               0.50                   1.30
                                                                           -------            -------                -------
Total from investment operations....................................          1.25               0.86                   1.68
                                                                           -------            -------                -------
Less dividends and distributions from:
 Net investment income..............................................         (0.18)             (0.38)                 (0.33)
 Net realized gain..................................................         (0.09)             (0.25)                 (0.01)
                                                                           -------            -------                -------
Total dividends and distributions...................................         (0.27)             (0.63)                 (0.34)
                                                                           -------            -------                -------
Net asset value, end of period......................................       $ 12.55            $ 11.57                $ 11.34
                                                                           =======            =======                =======
TOTAL INVESTMENT RETURN+............................................         10.98%(1)           7.82%                 16.93%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses............................................................          2.03%(2)           1.88%(3)                 --%(2)(3)
Net investment income...............................................          3.43%(2)           3.49%(3)               5.27%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............................       $29,099            $48,284                $31,252
Portfolio turnover rate.............................................             8%(1)             21%                     3%(1)
Average commission rate paid........................................       $0.0550            $0.0515                     --

---------------------

 *  Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares which were acquired in exchange for shares of Funds for which Dean Witter InterCapital Inc. serves as Investment Manager ("Dean Witter Funds") offered with either a front-end sales charge or a contingent deferred sales charge ("CDSC") and shares acquired through reinvestment of dividends and distributions thereon, have been designated Class C shares. Shares held prior to July 28, 1997 which were acquired in exchange for shares of a Dean Witter Fund sold with a front-end sales charge, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class A shares and shares held prior to July 28, 1997 which were acquired in exchange for shares of a Dean Witter Fund sold with a CDSC, including shares acquired through reinvestment of dividends and distributions thereon, have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Investment Manager had not reimbursed expenses and waived the management fee, the annualized expense and net investment income ratios would have been 2.69% and 2.58%, respectively, for the period ended January 31, 1996, and 2.19% and 3.18%, respectively, for the year ended January 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED INCOME FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                   JULY 28,1997*
                                                                                                                      THROUGH
                                                                                                                   JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................................................................           $ 12.42
                                                                                                                       -------
Net investment income.......................................................................................              0.01
Net realized and unrealized gain............................................................................              0.13
                                                                                                                       -------
Total from investment operations............................................................................              0.14
                                                                                                                       -------
Net asset value, end of period..............................................................................           $ 12.56
                                                                                                                       =======
TOTAL INVESTMENT RETURN+....................................................................................              1.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................................................................              1.23%(2)
Net investment income.......................................................................................              6.53%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................................................................           $   471
Portfolio turnover rate.....................................................................................                 8%(1)
Average commission rate paid................................................................................           $0.0550

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................................................................           $ 12.42
                                                                                                                       -------
Net investment income.......................................................................................              0.01
Net realized and unrealized gain............................................................................              0.13
                                                                                                                       -------
Total from investment operations............................................................................              0.14
                                                                                                                       -------
Net asset value, end of period..............................................................................           $ 12.56
                                                                                                                       =======
TOTAL INVESTMENT RETURN+....................................................................................              1.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................................................................              1.98%(2)
Net investment income.......................................................................................              5.78%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................................................................           $29,874
Portfolio turnover rate.....................................................................................                 8%(1)
Average commission rate paid................................................................................           $0.0550

---------------------
 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class C to obtain the historical per share data and ratio information of their shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER BALANCED INCOME FUND

                                                                                                                   FOR THE PERIOD
                                                                                                                   JULY 28, 1997*
                                                                                                                      THROUGH
                                                                                                                   JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................................................................           $ 12.42
                                                                                                                       -------
Net investment income.......................................................................................              0.01
Net realized and unrealized gain............................................................................              0.13
                                                                                                                       -------
Total from investment operations............................................................................              0.14
                                                                                                                       -------
Net asset value, end of period..............................................................................           $ 12.56
                                                                                                                       =======

TOTAL INVESTMENT RETURN+....................................................................................              1.13%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................................................................              0.98%(2)
Net investment income.......................................................................................              6.80%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................................................................           $    10
Portfolio turnover rate.....................................................................................                 8%(1)
Average commission rate paid................................................................................           $0.0550

---------------------
 *  The date shares were first issued.
 + Calculated based on the net asset value of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Rajesh F. Gupta
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Accountants

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Manager

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



Dean Witter
Balanced
Income Fund

[PHOTO]

Semiannual Report
July 31, 1997